CONVERTIBLE PROMISSORY NOTES AND DERIVATIVE INSTRUMENT	12 Months Ended
Dec. 31, 2014
CONVERTIBLE PROMISSORY NOTES AND DERIVATIVE INSTRUMENT [Abstract]
CONVERTIBLE PROMISSORY NOTES AND DERIVATIVE INSTRUMENT
18.	CONVERTIBLE PROMISSORY NOTES AND DERIVATIVE INSTRUMENT

On April 30, 2014, the Company issued a $58 million of convertible promissory notes ("Notes") to the Former DMG Shareholders as part of the Settlement Agreement (as defined in Note 19(c)) (“Noteholders”). The Notes will be redeemed by the Company in instalments on each anniversary of the issue date from the first to the sixth anniversaries of the issue date, at the amount of $4 million, $5 million, $13.5 million, $16.5 million, $16 million and $3 million, respectively. Interest on the Notes is accrued at a rate of the actual weighted average borrowing rate of the Company per annum. The weighted average borrowing rate of the Group as of December 31, 2014 is 6.67%. The Notes are convertible at the elections of the holders of the Notes in certain scenarios.

Optional conversion

The Notes do not contain a mandatory conversion requirement. The Notes held by a holder are optionally convertible at the election of such Noteholders in either of the following two scenarios:

Conversion Qualified Financing

Upon the closing of any transactions in which the Company issues equity securities or securities convertible into equity (“Qualified Financing”), the Noteholders shall optionally convert the Notes, at the election of the holders of the Notes.

The maximum amount of the Notes the Noteholders may convert shall not exceed the lower of (i) outstanding principal plus accrued interest under the Notes; and (ii) gross proceeds in the Qualified Financing. Conversion price shall be 80% of (i) the effective per share price in the Qualified Financing; or (ii) conversion price for the debt or other securities convertible into common shares to be issued in the Qualified Financing

Maturity Date Conversion

The Company may elect to repay at any time no later than the 60 days before the corresponding maturity dates. The Noteholders shall have the option to, within the 30 days period before each maturity date, convert the Notes in whole or in part, into shares of the Company at a price which is 80% of weighted average 90-day NASDAQ trading price (before the conversion notice).

Negative covenants

The Notes contains negative covenants that, among other things, restricts the Company's ability to, with certain exceptions, (i) encumbrances on undertakings, assets or revenues of the Group Company except for collateral for bank loans in ordinary course of business and on normal commercial terms, (ii) dissolution or liquidation of major subsidiaries, (iii) transfer of equity interest in any subsidiaries, (iv) pay dividends or make distributions, or (v) change on the VIEs arrangement.

The embedded conversion option is not clearly and closely related to its debt host and meets the definition of a derivative. The embedded derivative does not qualify for the scope exception for certain contracts involving an issuer's own equity. It is therefore separately account for and initially record at fair value with changes in fair value recorded in earnings.

The movements of the liability component and derivative component of the convertible bonds for the year are set out below:

	Liability	Derivative
	component	component	Total

At 1 January 2014	$-	$-	$-
Notes issued on April 30, 2014	54,443,840	3,556,160	58,000,000
Change in fair value	-	(157,518)	(157,518)
Interest charge during the year	574,834	-	574,834
At 31 December 2014	$55,018,674	$3,398,642	$58,417,316

Liability component of the Notes is analyzed for reporting purposes as:

	2013	2014

Current liabilities	$-	4,000,000
Non-current liabilities	-	51,018,674
	$-	55,018,674

The change in the fair value of the derivative liability between the issuance dates and December 31, 2014, includes a decrease to the derivative liability of $157,518 which was recognized through earnings in the consolidated statement of operations. The Company will continue to revalue the derivative liability on each subsequent balance sheet date until the securities to which the derivative liabilities are exercised or expired.

The estimated fair values of the derivative liability were computed as of the issuance date and as of December 31, 2014 using a valuation model based on interest rate of 6.67%. In addition, as of the valuation dates management assessed the probabilities of Qualified Financing assumptions in the valuation models.